Income Taxes (Tables)	6 Months Ended
Apr. 30, 2025
Income Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Six Months Ended April 30,
	2025	2024
Foreign operations	$(655,209)	$(8,840)
PRC operations	205,796	(17,664)
Adjustments to reconcile income before income tax:
Excess of business entertainment expenses	5,290	5,835
Extra tax deductions for research and development expenses	(12,784)	(59,226)
Temporary differences	759,125	167,611
Total income before income tax	302,218	87,716
Tax rate	25%	25%
“High-tech enterprise” tax deduction	(95,743)	(8,772)
Different tax rates in other jurisdictions	163,809	1,329
Income tax expenses	$143,621	$14,486

Schedule of Income Tax Expenses
	For The Six Months Ended April 30,
	2025	2024
Current income tax expense	$143,621	$14,486
Deferred income tax effect	(113,869)	(25,141)
Total income tax expense	$29,752	$(10,655)
Effective tax rates	(6.6)%	40.2%

Schedule of Deferred Tax Asset

As of April 30, 2025 and October 31, 2024, deferred tax asset consisted of:

	April 30, 2025	October 31, 2024
Provision for bad debts	$240,300	$124,479
Provision for inventory obsolescence	2,026	2,634
Estimated warranty liabilities	5,428	9,686
Totals	$247,754	$136,799